Form N-1A Supplement	Jun. 24, 2026
PL Growth and Income ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated June 24, 2026 to the Prospectus and

Summary Prospectus dated October 22, 2025

Effective immediately, the Prospectus and Summary Prospectus of the Fund are hereby revised as described below.

The first paragraph under the “PRINCIPAL INVESTMENT STRATEGIES” heading on pages 2 and 8 of the Prospectus and on page 2 of the Summary Prospectus is replaced with the following: